Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Integrated Rail & Resources Inc. (the "Company") is filing this Amendment No. 1 to its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on April 16, 2026 (the “Original 8-K”), to furnish an updated Investor Presentation reflecting revised financial terms and project status information. The updated Investor Presentation reflects the following changes from the presentation furnished with the Original 8-K:
Document Period End Date	Apr. 16, 2026
Entity File Number	000-56805
Entity Registrant Name	INTEGRATED RAIL & RESOURCES INC. (f/k/a Uinta Infrastructure Group Corp.)
Entity Central Index Key	0002044112
Entity Tax Identification Number	33-1825873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 W. MORSE BOULEVARD
Entity Address, Address Line Two	SUITE 220
Entity Address, City or Town	WINTER PARK
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	321
Local Phone Number	972-1583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false